SUBSEQUENT EVENTS (Details) - Business combinations [member] $ in Millions	Aug. 01, 2023 USD ($)
Data4 Group
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 600
Percentage of voting equity interests acquired	20.00%
Data4 Group, Consortium
Disclosure of non-adjusting events after reporting period [line items]
Total consideration	$ 3,000